SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 12b-25
                           NOTIFICATION OF LATE FILING

            [ ] Form 10-K [ ] Form 20-F [ ] Form 11-K [X ] Form 10-Q


                           SEC FILE NUMBER: 000-26631
                   IRS EMPLOYER IDENTIFICATION NO.: 59-3567558


For Period Ended: June 30, 2001

[ ] Transition Report on Form 10-KSB
[ ] Transition Report on Form 20-F
[ ] Transition Report on Form 11-K
[X] Transition Report on Form 10-QSB
[ ] Transition Report on Form N-SAR


Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:


PART I - REGISTRANT INFORMATION

Full Name of Registrant                      Safe Transportation Systems, Inc.

Former Name if Applicable                    N/A

Address of Principal Executive Office:       3871 Airport Way
                                             Bellingham, WA  98226

PART II--RULES 12b-25 (b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b) the following should be completed. (Check box if appropriate)

         (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

[X] (b) The subject annual report, semiannual report, transition report on Form 10-K, Form 2-F, 11-F, or Form N-SAR, or portion thereof will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date;

         (c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III - NARRATIVE

State below in reasonable detail the reasons why form 10-KSB, 11-K, 20-F, 10-QSB or N-SAR or portion thereof could not be filed within the prescribed time period.

The Registrant was unable to file its Quarterly Report on Form 10-QSB for the fiscal period ended June 30, 2001 within the prescribed time period for the following reason: the information necessary to complete the report could not be obtained on a timely basis.


PART IV - OTHER INFORMATION

(1) Name  and  telephone  number  of  person  to  contact  in  regard   to  this
notification.

            Ian Pallett         COO, President         (360) 527-1112
            -------------------------------------------------------------
            (Name)              (Title)                (Telephone Number)

(2) Have all other periodic reports required under section 13 or 15(d) of the Securities Exchange Act of 1934 or section 30 of the Investment Company Act of 1940 during the 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s).

            (   ) Yes             ( X ) No

8-K report on the change of accountants has not been filed. One of the experts has not consented to being named in the report, because of non-payment.

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

            ( X ) Yes             (  ) No

If so, attach an explanation of the anticipated change, both narrative and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

During the Second (2nd ) Quarter of year 2000 the Company was a development stage entity and had no operating business and revenues. On December 18, 2000, the Company acquired Safe Transportation Systems, Inc. in a reverse merger. As such, the Company operated as Safe Transportation Systems, Inc. in the reporting period of 2nd Quarter, 2001.

During the reporting period the Company made no sales, and had no revenues. Its operating expenses for the first two quarters of 2001 totaled approximately $448,139 (as compared to $111,481 for the first two Quarters of year 2000). The Company suffered net losses of approximately $182,404 during the reporting period and earned no revenue.

Safe Transportation Systems, Inc.
--------------------------------------------
(Name of Registrant as specified in Charter)


has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.




Date: August 15, 2001                   By: /s/ Ian Pallett
---------------------                   -------------------
                                        Name:   Ian Pallett
                                        Title:  COO, President